Summary of Activity for Unvested Restricted Shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested restricted shares at beginning of year	110,078
Restricted shares granted	38,000
Restricted shares vested	(48,733)
Restricted shares forfeited	(18,874)
Unvested restricted shares at end of year	80,471	110,078
Unvested restricted shares at beginning of year, Weighted Average Grant Date Fair Value	$ 11.04
Restricted shares granted, Weighted Average Grant Date Fair Value	11.86
Restricted shares vested, Weighted Average Grant Date Fair Value	11.23
Restricted shares forfeited, Weighted Average Grant Date Fair Value	11.09
Unvested restricted shares at end of year, Weighted Average Grant Date Fair Value	$ 11.30	$ 11.04
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	$ 592,000	$ 363,000	$ 296,000